Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current liabilities:
Withholdings	$ 788	$ 515
Others	972	3,451
Total	1,760	3,966
Other non-current liabilities:
Long-term accrued expenses	1,311	3,077
Others	27	146
Total	$ 1,338	$ 3,223